CURRENT AND NON-CURRENT EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2018
CURRENT AND NON-CURRENT EMPLOYEE BENEFITS
CURRENT AND NON-CURRENT EMPLOYEE BENEFITS

NOTE 12 – CURRENT AND NON-CURRENT EMPLOYEE BENEFITS

Employee benefits are detailed as follows:

Description	12.31.2018	12.31.2017
	ThCh$	ThCh$
Accrued vacations	19,536,809	20,769,275
Employee remuneration payable	13,674,170	15,186,368
Indemnities for years of service	9,415,541	8,286,355
Total	42,626,520	44,241,998

	ThCh$	ThCh$
Current	33,210,979	35,955,643
Non-current	9,415,541	8,286,355
Total	42,626,520	44,241,998

12.1        Indemnities for years of service

The movements of employee benefits, valued pursuant to Note 2 are detailed as follows:

Movements	12.31.2018	12.31.2017
	ThCh$	ThCh$
Opening balance	8,286,355	8,157,745
Service costs	957,593	1,727,905
Interest costs	565,167	300,755
Net actuarial losses	271,045	(530,059)
Benefits paid	(664,619)	(1,369,991)
Total	9,415,541	8,286,355

12.1.1     Assumptions

The actuarial assumptions used are detailed as follows:

Assumptions	12.31.2018		12.31.2017

Discount rate	2.7%		2.7%
Expected salary increase rate	2.0%		2.0%
Turnover rate	5.4%		5.4%
Mortality rate	RV-2009		RV-2009
Retirement age of women	60	years	60	years
Retirement age of men	65	years	65	years

12.2        Personnel expenses

Personnel expenses included in the consolidated statement of income are as follows:

Description	12.31.2018	12.31.2017	12.31.2016
	ThCh$	ThCh$	ThCh$
Wages and salaries	195,162,903	215,715,214	218,944,639
Employee benefits	50,254,164	50,127,117	50,174,153
Severance and post-employment benefits	5,535,410	7,410,936	8,252,502
Other personnel expenses	16,014,364	14,205,259	10,921,843
Total	266,966,841	287,458,526	288,293,137

12.3        Number of Employees

	12.31.2018	12.31.2017	12.31.2016
Number of employees	16,098	15,924	16,296
Number of average employees	15,364	15,784	16,009